Subsequent Events - Additional Information (Details) $ in Millions	Jan. 07, 2026 Store	Dec. 15, 2025 CAD ($) Store	Apr. 09, 2025 CAD ($) Store
1CM Agreement | Alberta and Saskatchewan | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores	5
1CM Agreement | 1CM Transaction
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores			32
Cash | $			$ 32.2
1CM Agreement | 1CM Transaction | Alberta
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores			2
1CM Agreement | 1CM Transaction | Saskatchewan
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores			3
1CM Agreement | 1CM Transaction | Ontario
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores			27
1CM A&R Agreement | First Closing
Disclosure of non-adjusting events after reporting period [line items]
Cash | $		$ 5.0
Payment of non-refundable cash deposit | $		$ 2.0
1CM A&R Agreement | First Closing | Alberta and Saskatchewan
Disclosure of non-adjusting events after reporting period [line items]
Number of sale of retail stores		5
1CM A&R Agreement | Second Closing
Disclosure of non-adjusting events after reporting period [line items]
Cash | $		$ 27.2
Payment of cash deposit | $		$ 1.0
1CM A&R Agreement | Second Closing | Ontario
Disclosure of non-adjusting events after reporting period [line items]
Number of remaining sale of retail stores		27